UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) GAIN	6 Months Ended			12 Months Ended
	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2020 CNY (¥) ¥ / shares shares	Jun. 30, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Revenue				$ 49,280	¥ 343,077	¥ 17,492,415	¥ 73,208,166
Sales taxes			¥ (12,252)	(227)	(1,582)	(60,557)	(59,610)
Total net revenues			251,327	49,053	341,495	17,431,858	73,148,556
Cost of revenues			(115,060)	(192,804)	(1,342,266)	(16,435,590)	(23,782,054)
Gross profit (loss)		¥ (777,064)	136,267	(143,751)	(1,000,771)	996,268	49,366,502
Operating (expenses) income:
Product development		(118,237)	(8,658,009)	(1,880,337)	(13,090,530)	(24,555,308)	(45,112,396)
Sales and marketing			(852,176)	(303,732)	(2,114,519)	(2,325,818)	(9,089,969)
General and administrative			(33,479,081)	(16,355,971)	(113,867,000)	(89,583,331)	(108,824,680)
Impairment of other long-lived assets				(5,000,000)	(34,881,000)
Gain on disposal of subsidiaries		384,483,491	1,235,874	173,364	1,206,925	10,473,159	0
Total operating (expenses) income		326,708,064	(41,753,392)	(23,377,018)	(162,746,124)	(105,991,298)	(163,027,045)
Other operating income, net			22,680	4,344	30,240	229,538	349,954
(Loss) gain from operations		325,958,358	(41,594,445)	(23,516,425)	(163,716,655)	(104,765,492)	(113,310,589)
Impairment on equity investment and available-for-sale investment				(670,247)	(4,666,128)	(1,386,174)
Impairment on other investments			0	(544,549)	(3,791,039)	(7,776,157)	(9,109,312)
Impairment on other advances				(859,087)	(5,980,788)
Interest income				2,668	18,576	193,928	30,525
Interest expense, net			(17,193,207)	(4,955,838)	(34,501,556)	(104,776,674)	(83,922,200)
Fair value change on warrants liability			(964,594)	185,619	1,292,244	2,251,427	12,615,466
Foreign exchange gain (loss)				(786,291)	(5,474,002)	(20,331,430)	19,206,747
Gain on disposal of equity investee and available-for-sale investments			3,694,628	99,777	694,628		115,349
Gain on disposal of other investments				1,929,183	13,430,588
Other income (expenses), net		(12,002,498)	7,840,727	1,346,297	9,372,652	1,598,663	4,669,587
(Loss) gain before income tax expense and share of loss in equity method investments			(48,216,891)	(27,768,893)	(193,321,480)	(234,991,909)	(169,704,427)
Income tax				0	0	0	0
Recovery of equity investment in excess of cost | ¥						0	60,548,651
Gain on extinguishment of convertible notes | ¥		148,647,177	0
Share of loss in equity method investments			(1,824,878)	(408,983)	(2,847,260)	(4,292,887)	(2,937,131)
Net (loss) gain		447,802,823	(50,041,769)	(28,177,876)	(196,168,740)	(239,284,796)	(112,092,907)
Net loss attributable to noncontrolling interest			(7,030,290)	(1,941,737)	(13,517,983)	(16,332,968)	3,955,640
Net loss attributable to redeemable noncontrolling interest	$ (104,492)	(738,246)	(2,525,192)	(697,462)	(4,855,589)	(5,858,902)	2,117,303
Net (loss) gain attributable to The9 Limited		450,573,532	(40,486,287)	(25,538,677)	(177,795,168)	(217,092,926)	(118,165,850)
Change in redemption value of redeemable noncontrolling interest			(10,497,201)	(1,842,569)	(12,827,598)	(40,918,773)	(57,126,233)
Net (loss) gain attributable to holders of ordinary shares		449,835,286	(50,983,488)	(27,381,246)	(190,622,766)	(258,011,699)	(175,292,083)
Other comprehensive (loss) income, net of tax:
Currency translation adjustments			(2,642,951)	(113,984)	(793,531)	(1,314,265)	(9,525,761)
Total comprehensive (loss) gain		446,543,063	(52,684,720)	(28,291,860)	(196,962,271)	(240,599,061)	(121,618,668)
Comprehensive (loss) gain attributable to:
Noncontrolling interest			(9,063,344)	(2,835,203)	(19,738,118)	(24,888,425)	13,457,650
Redeemable noncontrolling interest			(2,525,192)	(697,462)	(4,855,589)	(5,858,902)	2,117,303
Total comprehensive loss		¥ 449,576,859	¥ (41,096,184)	$ (24,759,195)	¥ (172,368,564)	¥ (209,851,734)	¥ (137,193,621)
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)		¥ 3.88	¥ (0.60)	$ (0.26)	¥ (1.79)	¥ (4.15)	¥ (5.24)
Weighted average number of shares outstanding:
- Basic and diluted | shares			84,283,464	106,407,008	106,407,008	62,114,760	33,426,448
Online Game Services [Member]
Revenues:
Revenue			¥ 263,579	$ 43,606	¥ 303,577	¥ 16,551,080	¥ 71,564,023
Other Revenues [Member]
Revenues:
Revenue				$ 5,674	¥ 39,500	¥ 941,335	¥ 1,644,143
Restated
Revenues:
Revenue	0	¥ 0
Sales taxes	0	0
Total net revenues	65,919	465,726
Cost of revenues	(66,282)	(468,288)
Gross profit (loss)	(363)	(2,562)
Operating (expenses) income:
Product development	(126,359)	(892,739)
Sales and marketing	(42,158)	(297,853)
General and administrative	(8,118,687)	(57,359,337)
Gain on disposal of subsidiaries	55,462,568	391,848,588
Total operating (expenses) income	47,175,364	333,298,659
Other operating income, net	3,872	27,358
(Loss) gain from operations	47,178,873	333,323,455
Impairment on other investments	(1,415,408)	(10,000,000)
Interest expense, net	(540,789)	(3,820,725)
Fair value change on warrants liability	(17,417)	(123,056)
Gain on disposal of equity investee and available-for-sale investments	0	0
Gain on disposal of other investments	398,953	2,818,643
Other income (expenses), net	(1,679,168)	(11,863,492)
(Loss) gain before income tax expense and share of loss in equity method investments	43,925,044	310,334,825
Income tax	(1,014,154)	(7,165,097)
Gain on extinguishment of convertible notes	8,033,277	56,755,902
Share of loss in equity method investments	0	0
Net (loss) gain	50,944,167	359,925,630
Net loss attributable to noncontrolling interest	(287,676)	(2,032,463)
Net loss attributable to redeemable noncontrolling interest	(104,492)	(738,246)
Net (loss) gain attributable to The9 Limited	51,336,335	362,696,339
Change in redemption value of redeemable noncontrolling interest	(104,492)	(738,246)
Net (loss) gain attributable to holders of ordinary shares	51,231,843	361,958,093
Other comprehensive (loss) income, net of tax:
Currency translation adjustments	(178,307)	(1,259,760)
Total comprehensive (loss) gain	50,765,860	358,665,870
Comprehensive (loss) gain attributable to:
Noncontrolling interest	(324,914)	(2,295,550)
Redeemable noncontrolling interest	(104,492)	(738,246)
Total comprehensive loss	$ 51,195,266	¥ 361,699,666
Net loss attributable to holders of ordinary shares per share:
- Basic and diluted | (per share)	$ 0.44	¥ 3.12
Weighted average number of shares outstanding:
- Basic and diluted | shares	115,876,017	115,876,017
Restated | Online Game Services [Member]
Revenues:
Revenue	$ 65,919	¥ 465,726
Restated | Other Revenues [Member]
Revenues:
Revenue	$ 0	¥ 0